Significant Accounting Judgements and Estimates - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Licenses	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of changes in accounting estimates [line items]
Project Cost Prepayments, Current	€ 8.0	€ 10.5
Project Cost Accruals, Current	23.5	17.0
Warrant compensation cost	€ 66.1	€ 53.2	€ 37.5
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Additional lease period in additon to Non cancellable period	2 years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Additional lease period in additon to Non cancellable period	5 years
Right to use [member]
Disclosure of changes in accounting estimates [line items]
Number of licenses classified as right to use | Licenses	3